Long-Term Debt	12 Months Ended
Dec. 31, 2020
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Long-Term Debt

 NOTE 18   LONG-TERM DEBT

We source our borrowings for funding purposes primarily through notes, debentures and long-term credit facilities. We have access to the capital markets through our base shelf prospectus.

Long-term debt as at December 31 was comprised of:

	Rate of Interest (%)	Maturity	2020	2019
Notes [1]
	4.875	March 30, 2020	-	500
	3.150	October 1, 2022	500	500
	1.900	May 13, 2023	500	-
	3.500	June 1, 2023	500	500
	3.625	March 15, 2024	750	750
	3.375	March 15, 2025	550	550
	3.000	April 1, 2025	500	500
	4.000	December 15, 2026	500	500
	4.200	April 1, 2029	750	750
	2.950	May 13, 2030	500	-
	4.125	March 15, 2035	450	450
	7.125	May 23, 2036	300	300
	5.875	December 1, 2036	500	500
	5.625	December 1, 2040	500	500
	6.125	January 15, 2041	500	500
	4.900	June 1, 2043	500	500
	5.250	January 15, 2045	500	500
	5.000	April 1, 2049	750	750
	3.950	May 13, 2050	500	-
Debentures [1]	7.800	February 1, 2027	125	125
Other			67	33
			9,742	8,708
Add net unamortized fair value adjustments			404	424
Less net unamortized debt issue costs			(85)	(77)
			10,061	9,055
Less current maturities			(14)	(508)
Add current portion of net unamortized debt issue costs			-	6
			(14)	(502)
			10,047	8,553

1  Each series of notes and debentures is unsecured and has no sinking fund requirements prior to maturity. Each series is redeemable and has various provisions that allow redemption prior to maturity, at our option, at specified prices.

We are subject to certain customary covenants including limitation on liens, merger and change of control covenants, and customary events of default. As calculated in Note 24, we were in compliance with these covenants as at December 31, 2020.

The following is a summary of changes in liabilities arising from financing activities:

	Short-Term Debt	Current
	and Current	Portion of
	Portion of	Lease	Long-Term	Lease
	Long-Term Debt	Liabilities	Debt	Liabilities	Total
Balance – December 31, 2019	1,478	214	8,553	859	11,104
Cash flows [1]	(1,401)	(274)	1,526	-	(149)
Additions and other adjustments to ROU assets	-	107	-	213	320
Reclassifications	11	194	(11)	(194)	-
Foreign currency translation and other non-cash changes	85	8	(21)	13	85
Balance – December 31, 2020	173	249	10,047	891	11,360
Balance – December 31, 2018	1,624	8	7,579	12	9,223
Adoption of IFRS 16 (Note 13)	-	196	-	863	1,059
Cash flows [1]	(794)	(234)	1,481	-	453
Additions and other adjustments to ROU assets	-	50	-	75	125
Reclassifications	500	178	(500)	(178)	-
Foreign currency translation and other non-cash changes	148	16	(7)	87	244
Balance – December 31, 2019	1,478	214	8,553	859	11,104
1 Cash inflows and cash outflows are presented on a net basis.